Realized and Unrealized (Loss)/Gain on Oil and Gas Derivative Instruments (Tables)	6 Months Ended
Jun. 30, 2023
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Summary of realized and unrealized gain/(loss) on the oil and gas derivative instruments	The realized and unrealized (loss)/gain on the oil and gas derivative instruments is comprised of the following:

	Six months ended June 30,
	2023	2022
Realized mark-to-market (“MTM”) adjustment on commodity swap derivatives	42,066	(8,134)
Realized gain on FLNG Hilli’s oil derivative instrument	36,156	50,102
Realized gain on FLNG Hilli’s gas derivative instrument	25,681	55,682
Realized gain on oil and gas derivative instruments, net	103,903	97,650

Unrealized (loss)/gain on FLNG Hilli’s gas derivative instrument (note 17)	(94,642)	194,632
Unrealized (loss)/gain on FLNG Hilli’s oil derivative instrument (note 17)	(74,840)	169,293
Unrealized MTM adjustment on commodity swap derivatives	(22,175)	(14,318)
Unrealized (loss)/gain on oil and gas derivative instruments	(191,657)	349,607

Realized and unrealized (loss)/gain on oil and gas derivative instruments (note 21)	(87,754)	447,257